Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes
Schedule of Future Aggregate Maturities of Convertible Notes Payable
Amount
2025	$-
2026	557,500
Total	$557,500

Schedule of Future Aggregate Maturities of Convertible Notes Payable
Amount
2025 (remaining)	$-
2026	927,500
Total	$927,500